Overview and Description of the Company	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 – Overview and Description of the Company

The Company is in the Photo Voltaic (PV) solar systems industry, the LED and energy efficient commercial lighting business and is an electrical product and services supplier. In 2018 ABCO entered the HVAC business with the acquisition of a small company’s assets and qualifying license. The Company plans to build out a network of operations in major cities in the USA to establish a national base of PV, HVAC, lighting and electrical service operations centers. This combination of services, solar and electric, provides the Company with a solid base in the standard electrical services business and a solid base in the growth markets of solar systems industry.

ABCO Energy, Inc. was organized on July 29, 2004 and operated until July 1, 2011 as Energy Conservation Technologies, Inc. (ENYC). On July 1, 2011 ENYC entered into a share exchange agreement (SEA) with ABCO Energy, Inc. (“Company”) and acquired all the assets of ABCO. ENYC changed its name to ABCO Energy, Inc. on October 31, 2011. As a result of the SEA, the outstanding shares of ENYC as of June 30, 2011 were restated in a one for twenty three (1 for 23) reverse stock split prior to the exchange to approximately 9% of the post-exchange outstanding common shares of the Company.

On December 13, 2020, the Board of Directors of the Company approved a reverse stock split of its common stock, at a ratio of 1-for-170 (the “Reverse Stock Split”). The Reverse Stock Split became effective with FINRA (the Financial Industry Regulatory Authority) and in the marketplace on January 4, 2021 (the “Effective Date”), whereupon the shares of common stock began trading on a split adjusted basis.

On December 23, 2018, the Board of Directors of the Company approved a reverse stock split of its common stock, at a ratio of 1-for 20 (the “Reverse Stock Split”). The Reverse Stock Split became effective with FINRA (the Financial Industry Regulatory Authority) and in the marketplace on December 23, 2018 (the “Effective Date”), whereupon the shares of common stock began trading on a split adjusted basis.

On November 8, 2018, by written consent the holders of a majority of the outstanding shares voted to authorize an additional amendment to increase the authorized common shares to 5,000,000,000 shares.

On January 13, 2017, the Board of Directors of the Company approved a reverse stock split of its common stock, at a ratio of 1-for-10 (the “Reverse Stock Split”). The Reverse Stock Split became effective with FINRA (the Financial Industry Regulatory Authority) and in the marketplace on January 13, 2017 (the “Effective Date”), whereupon the shares of common stock began trading on a split adjusted basis.

As a result of the Reverse Stock Split the number of authorized shares of common stock was reduced to 50,000,000 from 500,000,000 shares. The Company held a Special Meeting of Stockholders in May 2017 which authorized an amendment to the Articles of Incorporation to increase the authorized common share capital to 2,000,000,000 common shares and 100,000,000 preferred shares. Thereafter, on September 27, 2017, by written consent the holders of a majority of the outstanding shares voted to authorize an additional amendment to increase the authorized common shares to 2,000,000,000 shares. After the reverse split on January 4, 2021, the holders of the majority of the outstanding shares increased the common shares authorized to 2,000,000,000.

DESCRIPTION OF PRODUCTS

ABCO sells, installs and services Solar Photovoltaic electric systems that allow the customer to produce their own power on their residence or business property. These products are installed by our staff and are purchased from both USA and offshore manufacturers. We have available and utilize many suppliers of US manufactured solar products from such companies as Mia Soleil, Canadian Solar, Westinghouse Solar and various Italian, Korean, German and Chinese suppliers. In addition, we purchase from several local and regional distributors whose products are readily available and selected for markets and price. ABCO offers solar leasing and long term financing programs from Service Finance Corporation, Green Sky, AEFC and others that are offered to ABCO customers and other marketing and installation organizations.

ABCO is licensed and sells air conditioning products and services throughout Arizona. The Company was licensed in 2018 and has local and national suppliers for products. Our products are manufactured both the USA and in many offshore countries. Our markets are directed to both residential and commercial customers as well as Government.

ABCO also sells and installs energy efficient lighting products, solar powered streetlights and lighting accessories. ABCO contracts directly with manufacturers and distributors to purchase its lighting products which are sold to residential and commercial customers.

ABCO has Arizona statewide approval as a registered electrical services and solar products installer and as an air conditioning and refrigeration installer. Our license is ROC 258378 Electrical and ROC 323162 HVAC and we are fully licensed to offer commercial and residential electrical services, HVAC and Solar Electric.

ABCO has Three subsidiaries, ABCO Solar, Inc. an Arizona Corporation which provides solar and electric services and products, Alternative Energy Finance Corporation, (AEFC) a Wyoming Company which provides funding for leases of photovoltaic systems, and ABCO Air Conditioning Services, Inc., an Arizona Corporation which sells residential and commercial air conditioning equipment and services in Arizona. In addition, AEFC has two subsidiaries, Alternative Energy Solar Fund, LLC, and Arizona limited liability Company that was formed to invest in solar projects and Alternative Energy Finance Corporation, LLC, an Arizona limited liability company formed so AEFC could do business in Arizona.

ABCO Solar offers solar systems “Operations and Maintenance Services” to residential and commercial customers that have solar systems built by ABCO or other solar installers. Many installers have gone out of business and ABCO’s service enables these customer’s system to continue to operate. ABCO’s service enables customers to maintain their warranties, remove and replace their systems for roof maintenance and to maintain peak efficiency. ABCO now operates and maintains systems in many cities in Arizona and intends to continue to expand this operation and maintenance segment of its business.

Note 1 – Overview and Description of the Company

ABCO Energy, Inc. was organized on July 29, 2004 and operated until July 1, 2011 as Energy Conservation Technologies, Inc. (ENYC). On July 1, 2011 ENYC entered into a share exchange agreement (SEA) with ABCO Energy, Inc. (“Company”) and acquired all the assets of ABCO. ENYC changed its name to ABCO Energy, Inc. on October 31, 2011. As a result of the SEA, the outstanding shares of ENYC as of June 30, 2011 were restated in a one for twenty three (1 for 23) reverse stock split prior to the exchange to approximately 9% of the post-exchange outstanding common shares of the Company.

On January 13, 2017, the Board of Directors of the Company approved a reverse stock split of its common stock, at a ratio of 1-for-10 (the “Reverse Stock Split”). The Reverse Stock Split became effective with FINRA (the Financial Industry Regulatory Authority) and in the marketplace on January 13, 2017 (the “Effective Date”), whereupon the shares of common stock began trading on a split adjusted basis. As a result of the Reverse Stock Split the number of authorized shares of common stock was reduced to 50,000,000 from 500,000,000 shares. The Company held a Special Meeting of Stockholders in May 2017 which authorized an amendment to the Articles of Incorporation to increase the authorized common share capital to 2,000,000,000 common shares and 100,000,000 preferred shares. Thereafter, on September 27, 2017, by written consent the holders of a majority of the outstanding shares voted to authorize an additional amendment to increase the authorized common shares to 2,000,000,000 shares.

On December 13, 2020, the Board of Directors of the Company approved a reverse stock split of its common stock, at a ratio of 1-for-170 (the “Reverse Stock Split”). The Reverse Stock Split became effective with FINRA (the Financial Industry Regulatory Authority) and in the marketplace on January 4, 2021 (the “Effective Date”), whereupon the shares of common stock began trading on a split adjusted basis.

On December 23, 2018, the Board of Directors of the Company approved a reverse stock split of its common stock, at a ratio of 1-for 20 (the “Reverse Stock Split”). The Reverse Stock Split became effective with FINRA (the Financial Industry Regulatory Authority) and in the marketplace on December 23, 2018 (the “Effective Date”), whereupon the shares of common stock began trading on a split adjusted basis.

On November 8, 2018, by written consent the holders of a majority of the outstanding shares voted to authorize an additional amendment to increase the authorized common shares to 5,000,000,000 shares. All share numbers through-out these financial statements and notes thereto have been adjusted to reflect this reverse split.

The Company is in the Photo Voltaic (PV) solar systems industry, the LED and energy efficient commercial lighting business and is an electrical product and services supplier. In 2018 ABCO entered the HVAC business with the acquisition of a small company’s assets and qualifying license. The Company plans to build out a network of operations in major cities in the USA to establish a national base of PV, HVAC, lighting and electrical service operations centers. This combination of services, solar and electric, provides the Company with a solid base in the standard electrical services business and a solid base in the growth markets of solar systems industry.

DESCRIPTION OF PRODUCTS

ABCO sells and installs Solar Photovoltaic electric systems that allow the customer to produce their own power on their residence or business property. These products are installed by our crews and are purchased from both USA and offshore manufacturers. We have available and utilize many suppliers of US manufactured solar products from such companies as Mia Soleil, Canadian Solar, Westinghouse Solar and various Italian, Korean, German and Chinese suppliers. In addition, we purchase from several local and regional distributors whose products are readily available and selected for markets and price. ABCO offers solar leasing and long term financing programs from Service Finance Corporation, Green Sky, AEFC and others that are offered to ABCO customers and other marketing and installation organizations.

ABCO also sells and installs energy efficient lighting products, solar powered street lights and lighting accessories. ABCO contracts directly with manufacturers to purchase its lighting products which are sold to residential and commercial customers.

ABCO has Arizona statewide approval as a registered electrical services and solar products installer and as an air conditioning and refrigeration installer. Our license is ROC 258378 Electrical and ROC 323162 HVAC and we are fully licensed to offer commercial and residential electrical services, HVAC and Solar Electric.

ABCO has Three subsidiaries, ABCO Solar, Inc. an Arizona Corporation which provides solar and electric services and products, Alternative Energy Finance Corporation, (AEFC) a Wyoming Company which provides funding for leases of photovoltaic systems, and ABCO Air Conditioning Services, Inc., an Arizona Corporation which sells residential and commercial air conditioning equipment and services in Arizona. In addition, AEFC has two subsidiaries, Alternative Energy Solar Fund, LLC, and Arizona limited liability Company that was formed to invest in solar projects and Alternative Energy Finance Corporation, LLC, an Arizona limited liability company formed so AEFC could do business in Arizona.

ABCO Solar offers solar systems “Operations and Maintenance Services” to residential and commercial customers that have solar systems built by ABCO or other solar installers. Many installers have gone out of business and ABCO’s service enables these customer’s system to continue to operate. ABCO’s service enables customers to maintain their warranties, remove and replace their systems for roof maintenance and to maintain peak efficiency. ABCO now operates and maintains systems in many cities in Arizona and intends to continue to expand this operation and maintenance segment of its business.